Assets held for sale (Details) € in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) aircraft	Mar. 31, 2020 aircraft	Aug. 31, 2019 aircraft
Minimum
Assets held for sale
Gain on sale of aircrafts | €	€ 13
Boeing 737NG aircraft
Assets held for sale
Aircrafts to be sold			10
Aircrafts sold	7	3